DIVIDENDS (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dividend per ordinary share:
Interim dividend | ¥	¥ 11,890		¥ 7,601		¥ 4,673
Interim dividend per ordinary share | $ / shares		$ 0.30		$ 0.20		$ 0.12
Final dividend | ¥	11,633		8,847		9,571
Final dividend per ordinary share | $ / shares		0.30		0.23		0.25
Final dividend proposed by the Board of Directors - not recognized as a liability as at the end of the year | ¥	¥ 15,221		¥ 10,830		¥ 9,096
Final dividend proposed per ordinary share by the Board of Directors - not recognized as a liability as at the end of the year | $ / shares		$ 0.40		$ 0.30		$ 0.23
Corporate income tax rate	10.00%		10.00%		10.00%		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%